STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Equity Fund

September 30, 2020 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 99.7%
Banks - 3.7%
Bank of America	311,734	7,509,672
JPMorgan Chase & Co.	133,604	12,862,057
Truist Financial	204,926	7,797,434
		28,169,163
Capital Goods - 7.5%
Deere & Co.	49,965	11,073,743
Eaton	69,786	7,120,266
Honeywell International	61,785	10,170,429
Illinois Tool Works	54,820	10,591,772
Otis Worldwide	81,507	5,087,667
Raytheon Technologies	40,989	2,358,507
Trane Technologies	95,546	11,584,952
		57,987,336
Consumer Durables & Apparel - 1.5%
NIKE, Cl. B	92,620	11,627,515
Consumer Services - 1.3%
Las Vegas Sands	108,237	5,050,338
Yum! Brands	57,161	5,218,799
		10,269,137
Diversified Financials - 4.9%
CME Group	51,079	8,546,027
S&P Global	26,692	9,625,135
Synchrony Financial	327,330	8,566,226
The Charles Schwab	110,087	3,988,452
Voya Financial	153,316	7,348,436
		38,074,276
Energy - 1.9%
Chevron	102,583	7,385,976
Exxon Mobil	73,443	2,521,298
Pioneer Natural Resources	32,331	2,780,143
Valero Energy	52,725	2,284,047
		14,971,464
Food & Staples Retailing - 1.1%
Costco Wholesale	23,200	8,236,000
Food, Beverage & Tobacco - 3.5%
Mondelez International, Cl. A	144,435	8,297,791
Philip Morris International	112,550	8,440,124
The Coca-Cola Company	205,806	10,160,642
		26,898,557

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Health Care Equipment & Services - 6.4%
Abbott Laboratories	81,258		8,843,308
Boston Scientific	265,649	[a]	10,150,448
Centene	91,207	[a]	5,320,104
CVS Health	68,181		3,981,770
Medtronic	94,530		9,823,558
UnitedHealth Group	35,043		10,925,356
			49,044,544
Household & Personal Products - 1.6%
The Procter & Gamble Company	88,394		12,285,882
Insurance - 1.1%
American International Group	307,932		8,477,368
Materials - 2.9%
Air Products & Chemicals	26,916		8,017,200
Celanese	90,697		9,745,393
FMC	41,650		4,411,152
			22,173,745
Media & Entertainment - 9.8%
Alphabet, Cl. A	14,772	[a]	21,649,843
Charter Communications, Cl. A	16,205	[a]	10,117,430
Comcast, Cl. A	140,582		6,503,323
Facebook, Cl. A	90,906	[a]	23,808,281
Netflix	11,140	[a]	5,570,334
The Walt Disney Company	63,793	[a]	7,915,435
			75,564,646
Pharmaceuticals Biotechnology & Life Sciences - 6.8%
AbbVie	125,925		11,029,771
Amgen	18,760		4,768,042
Bristol-Myers Squibb	127,165		7,666,778
Eli Lilly & Co.	54,886		8,124,226
Pfizer	240,050		8,809,835
Thermo Fisher Scientific	19,582		8,645,845
Vertex Pharmaceuticals	12,868	[a]	3,501,640
			52,546,137
Real Estate - 2.1%
American Tower	25,249	[b]	6,103,441
Equinix	12,860	[b]	9,775,272
			15,878,713
Retailing - 8.2%
Amazon.com	12,782	[a]	40,247,067
Dollar General	29,648		6,214,814
O'Reilly Automotive	13,781	[a]	6,354,143
The Home Depot	37,821		10,503,270
			63,319,294

Description		Shares		Value ($)
Common Stocks - 99.7% (continued)
Semiconductors & Semiconductor Equipment - 8.1%
Advanced Micro Devices		114,194	[a]	9,362,766
KLA		22,947		4,445,752
Micron Technology		247,224	[a]	11,609,639
NVIDIA		36,338		19,666,852
Skyworks Solutions		33,446		4,866,393
Texas Instruments		86,549		12,358,332
				62,309,734
Software & Services - 15.8%
Adobe		18,000	[a]	8,827,740
Atlassian, Cl. A		21,830	[a]	3,968,476
Crowdstrike Holdings, CI. A		29,430	[a]	4,041,328
Intuit		15,009		4,896,086
Microsoft		220,114		46,296,578
PayPal Holdings		69,955	[a]	13,783,234
salesforce.com		19,572	[a]	4,918,835
Square, Cl. A		57,500	[a]	9,346,625
The Trade Desk, Cl. A		9,160	[a]	4,752,025
Visa, Cl. A		103,164	[c]	20,629,705
				121,460,632
Technology Hardware & Equipment - 7.6%
Apple		459,631		53,229,866
Lumentum Holdings		68,169	[a]	5,121,537
				58,351,403
Telecommunication Services - .5%
T-Mobile US		36,356	[a]	4,157,672
Transportation - 1.3%
CSX		129,316		10,043,974
Utilities - 2.1%
Exelon		110,001		3,933,636
NextEra Energy		27,295		7,576,000
Sempra Energy		36,151		4,278,832
				15,788,468
Total Common Stocks (cost $470,946,783)				767,635,660
	1-Day Yield (%)
Investment Companies - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $6,511)	0.10	6,511	[d]	6,511
Total Investments (cost $470,953,294)		99.7%		767,642,171
Cash and Receivables (Net)		.3%		2,155,001
Net Assets		100.0%		769,797,172

STATEMENT OF INVESTMENTS (Unaudited) (continued)

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Security, or portion thereof, on loan. At September 30, 2020, the value of the fund’s securities on loan was $14,560,616 and the value of the collateral was $14,813,526, consisting of U.S. Government & Agency securities.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Equity Fund

September 30, 2020 (Unaudited)

The following is a summary of the inputs used as of September 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	767,635,660	-	-	767,635,660
Investment Companies	6,511	-	-	6,511

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2020, accumulated net unrealized appreciation on investments was $296,688,877, consisting of $312,820,769 gross unrealized appreciation and $16,131,892 gross unrealized depreciation.

At September 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.